GPS FUNDS I
GuideMarkSM Small/Mid Cap Core Fund
GuideMarkSM Opportunistic Equity Fund

SUPPLEMENT TO THE PROSPECTUSES
DATED JULY 31, 2011

The date of this Supplement is January 25, 2012

1.           Effective September 30, 2011, Robert Bao no longer serves as a Portfolio Manager for the GuideMarkSM Small/Mid Cap Core Fund.  All references to Mr. Bao are deleted in their entirety from the Prospectuses.

2.           The information relating to Robert Bao in the Summary Section of the Prospectuses under “GuidemarkSM Small/Mid Cap Core Fund – Portfolio Manager” is deleted and replaced with the following information relating to Chad Colman:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund
Chad Colman	Sector Portfolio Manager	Since September 30, 2011

3.           The information relating to Robert Bao in the Management of the Funds section of the Prospectuses under “Sub-Advisors and Portfolio Managers – Small/Mid Cap Core Fund” is deleted and replaced with the following information relating to Chad Colman:

•	Chad Colman
Sector Portfolio Manager
Mr. Colman is a Sector Portfolio Manager covering the Global Industrials sector. Mr. Colman joined Pyramis in 2009 as a research analyst for the Industrials sector.  Prior to joining Pyramis, Mr. Colman served as a senior analyst at RiverSource Investments (formerly American Express Financial Advisors).  He has 9 years of investment industry experience.

4.           Matthew Strobeck no longer serves as a Portfolio Manager for the GuideMarkSM Opportunistic Equity Fund.  All references to Mr. Strobeck are deleted in their entirety from the Prospectuses.

5.           The information relating to Matthew Strobeck in the Summary Section of the Prospectuses under “GuidemarkSM Opportunistic Equity Fund – Portfolio Managers” is deleted and replaced with the following information relating to Bruce N. Jacobs:

Portfolio Manager	Position with Westfield	Length of Service to the Fund
Bruce N. Jacobs, CFA	Partner and Senior Security Analyst	Since Inception

6.           The information relating to Matthew Strobeck in the Management of the Funds section of the Prospectuses under “Sub-Advisors and Portfolio Managers – Opportunistic Equity Fund” is deleted and replaced with the following information relating to Bruce N. Jacobs:

•	Bruce N. Jacobs, CFA
Partner and Senior Security Analyst

Mr. Jacobs has worked at Westfield since 2004.  He covers the Medical Devices and Consumer Staples sectors.  He has 19 years of investment experience.  Mr. Jacobs holds an MBA from Harvard Business School and a BS from The Wharton School at the University of Pennsylvania.

Please retain this Supplement with your Prospectuses for future reference.

GPS FUNDS I
GuideMarkSM Small/Mid Cap Core Fund
GuideMarkSM Opportunistic Equity Fund

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2011

The date of this Supplement is January 25, 2012

1.           Effective September 30, 2011, Robert Bao no longer serves as a Portfolio Manager for the GuideMarkSM Small/Mid Cap Core Fund.  All references to Mr. Bao are deleted in their entirety from the Statement of Additional Information.

2.           The chart and information relating to Robert Bao under the heading “The Sub-Advisors and Portfolio Managers” in the section of the Statement of Additional Information entitled “Investment Advisors and Sub-Advisors” are deleted and replaced with the following information relating to Chad Colman:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Chad Colman
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$228 million	1	$60 million
Other Accounts	2	$15 million	1	$7 million

3.           Matthew Strobeck no longer serves as a Portfolio Manager for the GuideMarkSM Opportunistic Equity Fund.  All references to Mr. Strobeck are deleted in their entirety from the Statement of Additional Information.

4.           The chart and information relating to Matthew Strobeck under the heading “The Sub-Advisors and Portfolio Managers” in the section of the Statement of Additional Information entitled “Investment Advisors and Sub-Advisors” are deleted and replaced with the following information relating to Bruce N. Jacobs:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Bruce N. Jacobs, CFA
Registered Investment Companies	10	$3.5 billion	0	$0
Other Pooled Investment Vehicles	12	$527.6 million	0	$0
Other Accounts	506	$12 billion	21	$1.3 billion

Please retain this Supplement with your Statement of Additional Information for future reference.